May 9, 2005

VIA EDGAR TRANSMISSION AND FIRST CLASS MAIL

United States Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549
Attention:        Kate Tillan
                       Heather Tress

                       Re:                  STAAR Surgical Company
                                               Form 10-K for the year ended December 31, 2004
                                               File No. 0-11634

Ladies and Gentlemen:

        On behalf of STAAR Surgical Company (the “Company”), this letter responds to your letter of April 29, 2005.

        With this letter we are filing Amendment No. 2 to the Company’s Annual Report on Form 10-K/A (the “Amended 10-K”), which has been amended in accordance with the responses in this letter.

   Response to Comments 1, 2 and 3

        We have thoroughly revised the disclosure under “Item 9A. Controls and Procedures” in accordance with your comments. Please see the revised language in that section of the Amended 10-K.

   Acknowledgment of Staff Position

        At the request of the staff of the Commission (the “Staff”), the Company acknowledges the following:

o	the Company is responsible for the adequacy and accuracy of the disclosure in its filings;

o	comments by the Staff or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

o	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Please contact me at 626-303-7902, extension 2231, with any questions or comments.

Very truly yours, BY: /S/ CHARLES S. KAUFMAN —————————————— Charles S. Kaufman Vice President and General Counsel